Prepaid expenses and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid expenses and other receivables
Schedule of prepaid expenses and other receivables
	Dec 31, 2017	Dec 31, 2016
Amounts due within one year	US $	US $
Prepayments and other receivables	317,584	401,064

	317,584	401,064